Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

Note 13 – OPERATING LEASES

On October 6, 2010, Far Ling Restaurant entered into a lease agreement with the landlord to lease the space for the restaurant for 15 years and six months, which can be renewed for 10 years. On April 4, 2022, Far Ling signed supplemental lease agreement with the landlord to modify the lease agreement, with new lease terms expired by December 31, 2026, and monthly lease payment of $20,000 starting from Jan 2022.

As a result of this change, the lease agreement has been modified, which may have significant impact on the reported ROU assets and corresponding lease liability.

A lease modification is a change to the terms and conditions of a contract resulting in a change to either the scope or consideration for a lease. This could be a change that either adds or terminates the right to use a portion or all of the underlying asset(s) or changes the lease term. If the lease modification only partially reduces the lessee’s rights to the underlying asset(s), this is accounted for as a partial termination. In this scenario, the lease liability is remeasured based on the new payment terms, and the ROU asset is reduced based on either the proportionate change in the lease liability or the proportionate change in the asset.

Other lease related expenses amounted to $60,975 for repair and maintenance, $4,680 for parking, and $92,686 for water utility for the year ended December 31, 2023.

The Company discontinued the restaurant business operations in June 2024. As a result, the December 31, 2023 reported operating lease right-of-use assets, operating lease liabilities current and operating lease liabilities non-current of $571,168, $219,917 and $463,196, respectively, have been reclassified to be included in the “non-current assets held for sale associated with discontinued operation of Far Lings and Bolings”, “current liabilities held for sale associated with discontinued operation of Farlings and Bolings” and “non-current liabilities held for sale associated with discontinued operation of Farlings and Bolings”, respectively, as of December 31, 2023.

On April 30, 2024, the Company completed the acquisition of 60% equity interest of Beijing Jingshi Commercial Management Co., Ltd. (“Beijing Jingshi”) and started to provide commercial real estate property management services to customers in the PRC. Under the commercial real estate business line, the Company entered into 18 commercial real estate property management agreements with the property owners, pursuant to which the Company leases the commercial real estate properties (primarily office space) from the property owners directly and is obligated to make monthly lease payment to the property owners. Therefore, when the Company leases the real estate property from the property owner, the Company’s lease arrangement with the property owner is deemed to be an operating lease because the Company’s contract with the property owners contains a lease based on the right to control the use of the identified asset and the Company serves as the lessee first, and then further rent the commercial property to the tenants to generate property management fees. Because the Company obtains the right to use underlying assets during the lease term, the Company believes that it should recognize right-of-use (“ROU”) assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months.

The weighted-average remaining lease term of the Company’s leases was approximately 4.34 years as of December 31, 2025. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The components of lease expense were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating lease cost	$944,333	$585,683	$212,480
Short-term lease costs	-	-	-
Total lease cost	$944,333	$585,683	$212,480

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$924,082	$525,993	$240,000

Weighted-average remaining lease term	4.34 years	4.74 years	4.0 years
Weighted-average discount rate	3.68%	4.75%	3.50%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$3,787,265	$2,175,456
Total lease right-of-use assets	3,787,265	2,175,456

Operating lease liabilities, current	921,524	486,121
Operating lease liabilities, non-current	2,860,197	1,738,371
Total operating lease liabilities	$3,781,721	$2,224,492

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2025:

2026	1,042,151
2027	980,113
2028	748,703
2029	750,322
2030	470,564
Thereafter	102,786
Total	4,094,639
Less: Imputed interest	(312,918)
Total operating lease liabilities	$3,781,721